Shareholder Report, Line Graph (Details) 199137_Abacus FCF International Leaders ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jun. 27, 2017	Jul. 31, 2026
Abacus FCF International Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Abacus FCF International Leaders ETF NAV
Accumulated Value	$ 14,520	$ 14,322	$ 13,139	$ 12,393	$ 15,100	$ 10,789	$ 10,534	$ 10,800	$ 10,192	$ 10,000	$ 15,517
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	16,643	14,506	13,218	11,654	13,754	10,763	10,693	10,942	10,328	10,000	$ 21,380
MSCI AC WORLD INDEX ex USA GROWTH Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI AC WORLD INDEX ex USA GROWTH Net (USD)
Accumulated Value	$ 16,455	$ 14,746	$ 13,694	$ 12,370	$ 15,562	$ 12,622	$ 11,149	$ 11,073	$ 10,248	$ 10,000	$ 19,815